Revenue Classified by Significant Product and Service Offerings (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from External Customer [Line Items]
Revenue	$ 245,122	$ 211,915	$ 198,270
Server Products and Cloud Services
Revenue from External Customer [Line Items]
Revenue	79,828	65,007	55,414
Microsoft 365 Commercial Products and Cloud Services
Revenue from External Customer [Line Items]
Revenue	76,969	66,949	59,926
Gaming
Revenue from External Customer [Line Items]
Revenue	21,503	15,466	16,230
Windows and Devices
Revenue from External Customer [Line Items]
Revenue	17,026	17,147	22,628
LinkedIn
Revenue from External Customer [Line Items]
Revenue	16,372	14,989	13,631
Search and News Advertising
Revenue from External Customer [Line Items]
Revenue	12,306	12,125	11,526
Enterprise and Partner Services
Revenue from External Customer [Line Items]
Revenue	7,594	7,900	7,605
Dynamics Products and Cloud Services
Revenue from External Customer [Line Items]
Revenue	6,831	5,796	4,800
Microsoft 365 Consumer Products and Cloud Services
Revenue from External Customer [Line Items]
Revenue	6,648	6,417	6,277
Other
Revenue from External Customer [Line Items]
Revenue	$ 45	$ 119	$ 233